Consolidated Statement of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Cash flows from operating activities
Profit before tax from continuing operations	€ 1,867	€ 1,620	[1]	€ 920	[1]
Profit before tax from discontinued operations	146	121		113
Profit before tax	2,013	1,741		1,033
Finance costs (net)	349	383		389
Share of equity accounted investments' profit	(65)	(42)		(44)
Profit on disposals	(59)	(55)		(101)
Group operating profit	2,238	2,027		1,277
Depreciation charge	1,006	1,009		843
Amortisation of intangible assets	66	71		55
Impairment charge		23		44
Share-based payment expense	65	46		27
Other (primarily pension payments)	(186)	(65)		(47)
Net movement on working capital and provisions	(209)	56		585
Cash generated from operations	2,980	3,167		2,784
Interest paid (including finance leases)	(317)	(346)		(302)
Corporation tax paid	(474)	(481)		(235)
Net cash inflow from operating activities	2,189	2,340		2,247
Cash flows from investing activities
Proceeds from disposals (net of cash disposed and deferred proceeds)	222	283		889
Interest received	11	8		8
Dividends received from equity accounted investments	31	40		53
Purchase of property, plant and equipment	(1,044)	(853)		(882)
Acquisition of subsidiaries (net of cash acquired)	(1,841)	(149)		(7,296)
Other investments and advances	(11)	(7)		(19)
Deferred and contingent acquisition consideration paid	(53)	(57)		(59)
Net cash inflow/(outflow) from investing activities	(2,685)	(735)		(7,306)
Cash flows from financing activities
Proceeds from issue of shares (net)	42	52		1,593
Proceeds from exercise of share options				57
Transactions involving non-controlling interests	(37)
Increase in interest-bearing loans, borrowings and finance leases	1,010	600		5,633
Net cash flow arising from derivative financial instruments	169	(5)		47
Premium paid on early debt redemption	(18)			(38)
Treasury/own shares purchased	(3)	(4)		(3)
Repayment of interest-bearing loans, borrowings and finance leases	(343)	(2,015)		(2,744)
Dividends paid to equity holders of the Company	(469)	(352)		(379)
Dividends paid to non-controlling interests	(8)	(8)		(4)
Net cash (outflow)/inflow from financing activities	343	(1,732)		4,162
Decrease in cash and cash equivalents	(153)	(127)		(897)
Reconciliation of opening to closing cash and cash equivalents
Cash and cash equivalents at 1 January	2,449	2,518		3,295
Translation adjustment	(161)	58		120
Decrease in cash and cash equivalents	(153)	(127)		(897)
Cash and cash equivalents at 31 December	€ 2,135	€ 2,449		€ 2,518

[1]	1 Restated to show the results of our Americas Distribution segment in discontinued operations. See note 2 for further details.